October 10, 2011
Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549
     Re: Diamond Hill Funds; File Nos. 33-22075 and 811-8061
Ladies and Gentlemen:
On behalf of Diamond Hill Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 33 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to add a new class of shares, Class Y, to each series of the Trust.
          If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,
/s/ Thompson Hine LLP
THOMPSON HINE LLP

THOMPSON HINE LLP	41 South High Street	www.ThompsonHine.com
Attorneys At Law	Suit 1700	Phone 614.469.3200
	Columbus, Ohio 43215-6101	Fax 614.469.3361